UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2005

Check here if Amendment [  ]; Amendment Number: ___
This Amendment (Check only one):           [  ] is a restatement.
                                           [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               Spectrum Asset Management, Inc.
Address:            2 High Ridge Park
                    Stamford, CT 06905

13F File Number:  28-11300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lisa D. Crossley
Title:   Director of Compliance
Phone:   (203) 322-0189


Signature, Place, and Time of Signing:


/s/ Lisa D. Crossley             Stamford, CT                    Oct 26, 2005
----------------------           ----------------                ------------
   [Signature]                    [City, State]                   [Date]

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager: none


                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                                ------------

Form 13F Information Table Entry Total:         1
                                                ------------

Form 13F Information Table Value Total:         7,962
                                                ------------
                                                 (thousands)

List of Other Included Managers: none

                                      FORM 13F INFORMATION TABLE

-----------------------------------------------------------------------------------------------------------------------------------

   COLUMN 1            COLUMN 2         COLUMN 3     COLUMN 4              COLUMN 5           COLUMN 6   COLUMN 7      COLUMN 8
------------------    ---------------- ----------  -----------   ------------------------- ------------  --------  ----------------
                                                       VALUE       SHARES OR    SH/  PUT/  INVESTMENT    OTHER     VOTING AUTHORITY
   NAME OF ISSUER      TITLE OF CLASS    CUSIP      (X $1000)    PRN. AMOUNT   PRN  CALL    DISCRETION   MANAGERS  SOLE/SHARED/NONE
-----------------------------------------------------------------------------------------------------------------------------------
Baxter Intl           Convertible          071813406     7,962    139,600      SH           SOLE                   139,600
                      Preferred Stock
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                    7,962